Fair Value Considerations (Details 2) - Fair Value, Inputs, Level 3 [Member]	6 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of June 30, 2015	$ 0
Warrant issuances	103,000
Included in earnings	78,000
Balance as of December 31, 2015	$ 181,000